Fair Value Measurements - Schedule of Reconciliation of Derivative Liability (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ (3,665)	$ (598)	$ (598)	$ (13,970)
Issuances of derivatives	(810)	(5,817)	(5,817)	(14,556)
Modification of terms				(382)
Decrease in liability due to debt conversions				179
Decrease in liability due to warrants being exercised		273	274	20,335
Reclassification from liability to equity				2,403
Extinguishment of derivatives liabilities				3,468
Change in fair value	2,938	(228)	2,476	1,925
Ending balance	(1,537)	(6,370)	(3,665)	(598)
Common Stock Warrants [Member]
Beginning balance	(3,665)	(598)	(598)	(11,358)
Issuances of derivatives	(810)	(5,817)	(5,817)	(14,556)
Modification of terms				(382)
Decrease in liability due to debt conversions
Decrease in liability due to warrants being exercised		273	274	20,335
Reclassification from liability to equity				2,403
Extinguishment of derivatives liabilities
Change in fair value	2,938	(228)	2,476	2,960
Ending balance	(1,537)	(6,370)	(3,665)	(598)
Convertible Notes [Member]
Beginning balance
Issuances of derivatives
Decrease in liability due to warrants being exercised
Change in fair value
Ending balance
Preferred Stock Warrants [Member]
Beginning balance
Issuances of derivatives
Modification of terms
Decrease in liability due to debt conversions
Decrease in liability due to warrants being exercised
Reclassification from liability to equity
Extinguishment of derivatives liabilities
Change in fair value
Ending balance
Converison Feature of Notes [Member]
Beginning balance				(2,612)
Issuances of derivatives
Modification of terms
Decrease in liability due to debt conversions				179
Decrease in liability due to warrants being exercised
Extinguishment of derivatives liabilities				3,468
Change in fair value				(1,035)
Ending balance